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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Travelers Investment Adviser Inc.
Address: 260 Madison Avenue
         New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter H. Duffy
Title: Vice President
Phone: 617-578-3408

Signature, Place, and Date of Signing:

/s/ Peter H. Duffy

Peter H. Duffy   Boston, Massachusetts   November 30, 2005


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name                                        13F File Number
                                            ---------------
Citigroup, Inc.                                  028-02427
AMVESCAP PLC                                     028-11246
FMR Corp.                                        028-00451
Massachusetts Financial Services Company         028-04968
Morgan Stanley                                   028-03432
Pioneer Investment Management, Inc.              028-04037
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